First Quarter Report
March 31, 2023 (Unaudited)
Variable Portfolio – Partners International Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Partners International Value Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.5%
Issuer	Shares	Value ($)
Australia 1.9%
BHP Group Ltd.	73,300	2,317,301
BHP Group Ltd., ADR	37,500	2,377,875
Macquarie Group Ltd.	64,100	7,589,420
Santos Ltd.	1,654,500	7,614,674
Sonic Healthcare Ltd.	29,200	684,535
Westpac Banking Corp.	233,200	3,395,300
Woodside Energy Group Ltd.	130,644	2,918,608
Total		26,897,713
Belgium 1.7%
Anheuser-Busch InBev SA/NV	203,800	13,585,287
Groupe Bruxelles Lambert NV	50,700	4,326,741
KBC Group NV	100,000	6,871,077
Total		24,783,105
Brazil 1.5%
Ambev SA	6,593,800	18,694,651
Banco do Brasil SA	416,800	3,218,647
Total		21,913,298
Canada 0.6%
Magna International, Inc.	97,200	5,206,295
TFI International, Inc.	27,457	3,276,353
Total		8,482,648
China 1.9%
Alibaba Group Holding Ltd.(a)	1,396,500	17,687,365
Trip.com Group Ltd., ADR(a)	236,613	8,913,212
Total		26,600,577
Denmark 0.5%
Danske Bank A/S(a)	362,184	7,286,705
Finland 1.9%
Nokia OYJ	5,646,483	27,717,943
France 12.7%
Accor SA(a)	509,026	16,548,984
Amundi SA	313,633	19,761,732
Bouygues SA	191,190	6,448,093
Capgemini SE	51,200	9,514,779
Cie de Saint-Gobain	69,700	3,961,999
Common Stocks (continued)
Issuer	Shares	Value ($)
Cie Generale des Etablissements Michelin SCA	695,816	21,269,903
Dassault Aviation SA	6,820	1,349,202
Engie SA	353,900	5,600,362
Publicis Groupe SA	92,210	7,197,894
Rexel SA(a)	1,056,824	25,125,704
Sanofi	296,384	32,151,359
Societe Generale SA	184,000	4,145,771
Sodexo SA	52,404	5,118,332
TotalEnergies SE	162,700	9,593,398
Veolia Environnement SA	379,740	11,717,714
Total		179,505,226
Germany 11.9%
Allianz SE, Registered Shares	38,000	8,771,771
BASF SE	400,731	21,037,848
Bayer AG, Registered Shares	144,925	9,258,042
Covestro AG	524,334	21,714,421
Daimler Truck Holding AG(a)	580,774	19,600,558
Deutsche Boerse AG	34,900	6,795,386
Deutsche Post AG	211,711	9,915,622
Fresenius Medical Care AG & Co. KGaA	324,649	13,779,481
HeidelbergCement AG	126,500	9,236,677
Infineon Technologies AG	218,600	8,976,854
K+S AG	88,100	1,876,077
SAP SE	107,900	13,624,591
Siemens AG, Registered Shares	91,178	14,771,192
Siemens Energy AG(a)	257,050	5,668,335
Talanx AG	56,300	2,609,597
Total		167,636,452
Hong Kong 2.0%
CK Asset Holdings Ltd.	733,000	4,443,939
CK Hutchison Holdings Ltd.	1,628,300	10,073,718
Galaxy Entertainment Group Ltd.(a)	2,031,000	13,585,695
Total		28,103,352
2	Variable Portfolio – Partners International Value Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 1.6%
AIB Group PLC	1,667,500	6,749,279
Bank of Ireland Group PLC	725,073	7,336,511
Ryanair Holdings PLC, ADR(a)	6,700	631,743
Smurfit Kappa Group PLC	217,100	7,874,236
Total		22,591,769
Isle of Man 0.3%
Entain PLC	263,300	4,089,082
Israel 0.5%
Check Point Software Technologies Ltd.(a)	53,400	6,942,000
Italy 1.3%
Enel SpA	2,505,038	15,278,105
Prysmian SpA	68,500	2,876,364
Total		18,154,469
Japan 16.4%
Astellas Pharma, Inc.	481,200	6,836,562
Bridgestone Corp.	76,100	3,091,388
Denka Co., Ltd.	118,300	2,448,197
FANUC Corp.	163,000	5,886,287
Fujitsu Ltd.	46,200	6,243,018
Fukuoka Financial Group, Inc.	255,700	4,919,907
Hitachi Ltd.	172,400	9,475,223
Iida Group Holdings Co., Ltd.	219,400	3,582,071
Isuzu Motors Ltd.	773,700	9,246,480
Kirin Holdings Co., Ltd.	330,600	5,230,348
Komatsu Ltd.	894,900	22,216,018
Kyocera Corp.	131,600	6,865,041
MinebeaMitsumi, Inc.	410,400	7,837,203
MS&AD Insurance Group Holdings, Inc.	127,100	3,938,941
Nintendo Co., Ltd.	188,000	7,302,221
Olympus Corp.	178,800	3,140,222
ORIX Corp.	529,300	8,727,107
Rakuten Group, Inc.	899,300	4,194,151
Resona Holdings, Inc.	2,332,850	11,253,998
SBI Holdings, Inc.	308,900	6,134,705
Sega Sammy Holdings, Inc.	111,500	2,119,356
Seven & I Holdings Co., Ltd.	252,700	11,415,504
Sony Group Corp.	155,200	14,136,141
Common Stocks (continued)
Issuer	Shares	Value ($)
Square Enix Holdings Co., Ltd.	62,500	3,003,482
Subaru Corp.	939,800	15,002,602
Sumitomo Mitsui Financial Group, Inc.	276,600	11,068,861
T&D Holdings, Inc.	250,000	3,098,470
Takeda Pharmaceutical Co., Ltd.	322,600	10,595,333
Toray Industries, Inc.	1,528,700	8,745,281
Toshiba Corp.	157,900	5,302,217
Toyota Industries Corp.	152,600	8,501,511
Total		231,557,846
Netherlands 8.1%
AerCap Holdings NV(a)	153,600	8,636,928
ArcelorMittal SA	730,681	22,136,922
ASML Holding NV	13,100	8,926,971
CNH Industrial NV	418,300	6,400,481
EXOR NV(a)	32,900	2,712,920
Heineken Holding NV	83,820	7,690,332
ING Groep NV	1,333,979	15,841,463
Koninklijke Philips NV	878,590	16,136,971
NXP Semiconductors NV	29,800	5,556,955
Randstad NV	343,074	20,366,489
Total		114,406,432
Norway 0.8%
Aker BP ASA	188,504	4,623,066
DNB Bank ASA	344,100	6,157,926
Total		10,780,992
Singapore 0.9%
DBS Group Holdings Ltd.	516,200	12,833,631
South Korea 1.9%
Samsung Electronics Co., Ltd.	314,143	15,534,673
Shinhan Financial Group Co., Ltd.	399,670	10,857,163
Shinhan Financial Group Co., Ltd., ADR	15,057	405,636
Total		26,797,472
Spain 0.8%
CaixaBank SA	2,801,976	10,933,184
Sweden 1.2%
Essity AB, Class B	267,000	7,626,562
Husqvarna AB, Class B	153,200	1,329,745
Investor AB, Class B	12,100	241,039

Variable Portfolio – Partners International Value Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Skandinaviska Enskilda Banken AB, Class A(a)	331,000	3,653,667
Volvo AB, B Shares	224,300	4,622,072
Total		17,473,085
Switzerland 7.5%
ABB Ltd.	211,900	7,289,683
Alcon, Inc.	18,900	1,341,664
Cie Financiere Richemont SA, Class A, Registered Shares	55,000	8,819,589
Julius Baer Group Ltd.	196,364	13,413,318
Nestlé SA, Registered Shares	113,300	13,814,733
Novartis AG, Registered Shares	132,700	12,184,320
Roche Holding AG, Genusschein Shares	98,850	28,245,656
UBS AG	971,615	20,560,151
Total		105,669,114
Taiwan 1.1%
Hon Hai Precision Industry Co., Ltd.	4,752,000	16,266,070
United Kingdom 18.5%
Ashtead Group PLC	126,800	7,786,145
Aviva PLC	1,411,700	7,051,636
Barclays Bank PLC	3,923,754	7,062,385
Barratt Developments PLC	441,600	2,541,313
BP PLC	1,523,800	9,631,216
Bunzl PLC	123,200	4,653,585
Burberry Group PLC	84,100	2,692,868
DCC PLC	129,794	7,565,866
Glencore PLC	985,600	5,671,359
GSK PLC	386,100	6,822,127
HSBC Holdings PLC	1,893,281	12,867,693
HSBC Holdings PLC, ADR	78,996	2,696,133
Inchcape PLC	379,300	3,635,866
Informa PLC	699,100	5,992,312
J. Sainsbury PLC	5,488,492	18,886,924
John Wood Group PLC(a)	2,103,222	5,207,423
Kingfisher PLC	1,829,700	5,914,522
Legal & General Group PLC	1,567,400	4,635,756
Common Stocks (continued)
Issuer	Shares	Value ($)
Liberty Global PLC, Class C(a)	256,100	5,219,318
Linde PLC	23,200	8,246,208
Lloyds Banking Group PLC	14,735,100	8,663,481
Melrose Industries PLC	1,994,830	4,108,463
NatWest Group PLC	2,263,723	7,386,596
NatWest Group PLC, ADR	122,191	806,461
Persimmon PLC	212,500	3,299,641
Reckitt Benckiser Group PLC	226,178	17,207,064
Shell PLC, ADR	359,653	20,694,434
Smith & Nephew PLC	539,000	7,492,393
Standard Chartered PLC	1,195,197	9,058,479
Tesco PLC	7,642,386	25,055,048
Travis Perkins PLC	835,926	9,896,652
Unilever PLC	197,100	10,213,532
Vodafone Group PLC	2,205,129	2,432,472
Total		261,095,371
Total Common Stocks (Cost $1,391,473,716)		1,378,517,536

Preferred Stocks 0.8%
Issuer	Shares	Value ($)
Germany 0.8%
Henkel AG & Co. KGaA	17,900	1,400,389
Volkswagen AG	72,219	9,855,896
Total		11,256,285
Total Preferred Stocks (Cost $19,782,261)		11,256,285

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(b),(c)	9,344,568	9,342,699
Total Money Market Funds (Cost $9,343,094)		9,342,699
Total Investments in Securities (Cost $1,420,599,071)		1,399,116,520
Other Assets & Liabilities, Net		13,956,689
Net Assets		$1,413,073,209

4	Variable Portfolio – Partners International Value Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	5,064,419	47,533,958	(43,255,261)	(417)	9,342,699	367	110,208	9,344,568
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners International Value Fund | First Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7056_12_B01_(05/23)